Note 6 - Fair Value Measurement and Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Tables
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
	Fair value measurement using inputs			Carrying amount
	Level 1	Level 2	Level 3	June 30 , 201 6	December 31, 201 5

Financial instruments:
Series 2023 PIK Note Derivative	$-0-	$-0-	$230,329	$230,329	$262,764
Series A PIK Note Derivative	$-0-	$-0-	$3,626,505	$3,626,505	$4,876,093

	Fair value measurement using inputs			Carrying amount
	Level 1	Level 2	Level 3	December 31, 2015	December 31, 2014

Financial instruments:
Series 2023 Note Derivative	$-0-	$-0-	$262,764	$262,764	$478,149
Series A Note Derivative	$-0-	$-0-	$4,876,093	$4,876,093	$9,557,476

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Balance at December 31, 2015	$5,138,857
Issuance of additional PIK Notes	9,383
Net unrealized gains included in net (loss)	(1,291,406)

Balance at June 30, 2016	$3,856,834

	2015	2014
Balance at beginning of year	$10,035,625	$0
Transfer to Level 3	0	2,250,000
Issuance of additional Series 2023 Notes	36,665	44,138
Issuance of additional Series A Notes	395,082	9,212,285
Net unrealized gain included in operations	(5,328,515)	(1,470,798)

Balance at December 31, 2015	$5,138,857	$10,035,625

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
Series 2023 PIK Note derivative liability	Fair Value Measurements
	Using Inputs
	June 30, 2016	December 31, 2015

Market price and estimated fair value of stock	$0.18	$0.28
Exercise price	$1.28	$1.36
Term (years)	7.08	7.58
Dividend yield	$-0-	$-0-
Expected volatility	86.0%	72.9%
Risk-free interest rate	1.30%	2.12%
Series A PIK Note derivative liability	Fair Value Measurements
	Using Inputs
	June 30, 2016	December 31, 2015

Market price and estimated fair value of stock	$0.18	$0.28
Exercise price	$0.83	$0.92
Term (years)	7.08	7.58
Dividend yield	$-0-	$-0-
Expected volatility	86.0%	72.9%
Risk-free interest rate	1.30%	2.12%

Series 2023 Note derivative liability	Fair Value Measurements
	Using Inputs
	December 31, 2015	December 31, 2014

Market price and estimated fair value of stock	$0.28	$0.73
Exercise price	$1.36	$1.33
Term (years)	7.58	8.58
Dividend yield	$-0-	$-0-
Expected volatility *	72.9%	52.0%
Risk-free interest rate	2.12%	2.08%
Series A Note derivative liability	Fair Value Measurements
	Using Inputs
	December 31, 2015	December 31, 2014

Market price and estimated fair value of stock	$0.28	$0.73
Exercise price	$0.92	$0.92
Term (years)	2.82	3.83
Dividend yield	$-0-	$-0-
Expected volatility	72.9%	52.0%
Risk-free interest rate	2.12%	2.08%